Accounts receivable, net - Past-due but not impaired portfolio (Details) - Financial assets past due but not impaired [member] - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	$ 116,865	$ 68,036	$ 161,854
Past due at 60 days
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	18,811	20,463	144,604
Past due by more than 60 days
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	$ 98,054	$ 47,573	$ 17,250